Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax [Abstract]
Effective statutory tax rate		31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances	[1]	11.30%	18.00%	8.70%
Additional taxable income		0.70%	1.00%	0.70%
Non-deductible expenses		7.80%	5.10%	7.10%
Non-taxable income		(4.70%)	(2.90%)	(4.50%)
Dividends from foreign subsidiaries		0.10%	0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		0.30%	0.10%	0.00%
Different tax rate applicable to income (loss) of foreign subsidiaries		(0.90%)	0.00%	(4.00%)
Effect of changes in foreign tax laws	[1]	(1.90%)	(14.40%)	1.10%
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	[2]	(2.30%)	0.00%	(8.70%)
Other		(2.70%)	(2.60%)	(0.90%)
Effective tax rate		38.70%	35.30%	30.50%

[1]	The U.K. Finance Act 2021, enacted on June 10, 2021, increases the headline U.K. corporation tax rate from 19% to 25% on April 1, 2023. Deferred tax assets and liabilities as of the balance sheet date are calculated by reference to the most appropriate enacted rates as of March 31, 2022. As a result of the change in closing deferred tax rate, Nomura recognized a movement in Effect of changes in foreign tax laws of ¥36 billion (which decreased Nomura’s effective tax rate by 16.0%), which was offset by a movement in Changes in deferred tax valuation allowances of ¥36 billion (which increased Nomura’s effective tax rate by 16.0% ) during the year ended March 31, 2022.
[2]	Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates during the year ended March 31, 2021 of approximately ¥21 billion (which decreased Nomura’s effective tax rate by 9.1%) arises from the recognition of deferred tax assets from the decision and commitment of Nomura management to liquidate a certain wholly-owned subsidiary within Nomura in the foreseeable future. The valuation allowances of ¥3 billion have been recognized against these deferred tax assets, the impact of which are reported in Changes in deferred tax valuation allowances for the same period.